SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

On July 1, 2024, The Company executed a securities purchase agreement (the “Purchase Agreement”) with a related party. Pursuant to the terms and conditions of the Purchase Agreement, the Investor agreed to purchase from the Company unsecured promissory note in the principal amount of $267,500. At closing an aggregate principal amount of $267,500 will be issued in exchange for aggregate gross proceeds of $250,000, representing an original issue discount of 10%. On such date, the Company will also issue the Investors 8,065 Common Stock Warrants with an exercise price of 120% of the closing price with a five year term. The note matures August 31, 2024 and is subordinated to the Company’s senior lenders.

On July 16, 2024 the Company entered into a Second Amendment with its North Carolina landlord with an effective date of September 1, 2024 extending its lease September 1, 2026 with an annual lease cost of $48,000 for each of the two years.

Additional Financing

As previously reported, on February 26, 2024, iCoreConnect, Inc. (the “Company”) executed securities purchase agreements (the “Purchase Agreements”) with certain institutional investors (the “Investors”). On July 31, 2024, a second closing occurred (the “Second Closing”), pursuant to which an aggregate principal amount of $384,406 of Notes (the “July Notes”) was issued in exchange for aggregate gross proceeds of $349,460, representing an original issue discount of 10%. On such date (the “Second Closing Date”), the Company also issued the Investors 50,734 shares of Company common stock (the “Second Commitment Shares”).

Convertible Notes. The Notes will mature 12 months from their respective issuance date (the “Maturity Date”), unless earlier converted. Commencing on the six-month anniversary of the issue date, the Company will be required to make monthly amortization payments pursuant to the Note of approximately 1/6th of the principal amount of the Note per month (the “Amortization Payments”). The Notes will be the Company’s unsecured obligations and equal in right of payment with all of our other indebtedness and other indebtedness of any of our subsidiaries. The Notes were issued with an original issue discount of 10.0% per annum, and will not accrue additional interest during the term; provided that the interest rate of the Notes will automatically increase to 16% per annum (the “Default Rate”) upon the occurrence and continuance of an event of default (See “— Events of Default” below).

Conversion at Option of Holder. Each holder of Notes may convert all, or any part, of the outstanding Notes, at any time at such holder’s option, into shares of the Company’s common stock at an initial “Conversion Price” of $0.77 per share, which is subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions. Notwithstanding the foregoing, on July 31, 2024, the Company provided the holders of all of the Notes a Voluntary Conversion Notice and accordingly, the Notes may be converted by the holders at any time at the Market Price (defined below).

With limited exceptions, if the Company at any time while a Note is outstanding, issues any common stock or securities entitling any person or entity to acquire shares of common stock (upon conversion, exercise or otherwise), at an effective price per share less than the Conversion Price then the Conversion Price shall be reduced to the same price as the new investment.

Limitations on Conversion. A holder shall not have the right to convert any portion of a Note to the extent that, after giving effect to such conversion, the holder (together with certain related parties) would beneficially own in excess of 4.99%, or the “Maximum Percentage”, of shares of the Company’s common stock outstanding immediately after giving effect to such conversion.

Adjustment of Conversion Upon Amortization Payment Failure. If the Company fails to make any Amortization Payments when due, then each holder may alternatively elect to convert all or any portion of such holder’s Notes at a conversion price equal to the lesser of (i) the Conversion Price, and (ii) 90% of the lowest VWAP of the common stock during the five (5) consecutive trading days immediately prior to such conversion (the “Market Price”).

Events of Default. The Notes contain standard and customary events of defaults (each, an “Event of Default”), including but not limited: (i) failure to pay to the holder any amounts when due; iii) the failure to timely file or make effective the Registration Statement (as described below) pursuant to the Registration Rights Agreement, (iii) the failure to obtain Shareholder Approval (as described below), and (iv) bankruptcy or insolvency of the Company.

Fundamental Transaction. The Notes prohibit the Company from entering specified fundamental transactions (including, without limitation, mergers, business combinations and similar transactions) unless the Company (or the Company’s successor) assumes in writing all of the obligations under the Notes and the other transaction documents in the Financing. In addition, if such event occurs then the holder of the Note shall have the right to (i) be repaid the full amount owed under the Note and (ii) receive upon conversion of all or any portion of the Note such stock, securities or assets which the holder would have been entitled to receive in such transaction had the Note been converted immediately prior to such transaction (without regard to any limitations on conversion set forth herein).

On July 31, 2024, the parties entered into a registration rights agreement (the “Registration Rights Agreement”), which grants the Investors certain customary registration rights in connection with the Financing with respect to the shares of common stock underlying the July Notes. In accordance with the terms and conditions of the Registration Rights Agreement, the Company shall prepare and file with the SEC a registration statement on Form S-1 (the “Registration Statement”) registering the resale of the common stock underlying all of the Notes within 90 days and to have such registration statement effective by within 120 days after the execution of the Registration Rights Agreement.

In compliance with Nasdaq Listing Rule 5635(d), the Company shall not issue any shares of common stock underlying the July Notes if the issuance of such shares of common stock would exceed the aggregate number of shares of common stock which the Company may issue upon conversion of the July Notes without breaching the Company’s obligations under the rules or regulations of the Nasdaq Stock Market. Pursuant to the Purchase Agreement, the Company agreed to hold a special stockholder seeking stockholder approval of the issuance of all of the common stock underlying the July Notes in compliance with the rules and regulations of the Nasdaq Stock Market.

On July 31, 2024, the Company and the Investors entered into a waiver agreement pursuant to which the Investors agreed to waive certain events of default under the Notes related to the Company’s failure to file its Form 10-K on a timely basis and delays in registering the resale of the common stock underlying the Notes issued in February 2024. In consideration for the waiver, the Company issued the investors warrants to purchase an aggregate of 1,680,555 shares (the “Warrants”).

In compliance with Nasdaq Listing Rule 5635(d), the Company is not able to issue any shares of common stock upon exercise of the Warrants if the issuance of such shares of common stock would exceed the aggregate number of shares of common stock which the Company may without breaching the Company’s obligations under the rules or regulations of the Nasdaq Stock Market.

Each Warrant has an initial exercise price per share equal to $0.90. The Warrants are immediately exercisable and will expire on the five-year anniversary of the original issuance date. The exercise price and number of shares of common stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our shares of common stock and the exercise price. Subject to certain exemptions outlined in the Warrant, for the life of the Warrant, if the Company sells or issues any common stock or convertible security, at an effective price per share less than the exercise price of the Warrant then in effect (a “Dilutive Issuance”), the exercise price of the Warrant will be reduced to the price per share in the Dilutive Issuance and the number of shares issuable upon exercise of the Warrant shall be proportionally adjusted so that the aggregate exercise price of the Warrant shall remain unchanged; provided that the exercise price of the Warrants may not be lowered below $0.135 per share.

A holder (together with its affiliates) may not exercise any portion of the Warrants to the extent that the holder would own more than 4.99% (or, at the election of the holder, 9.99%) of the outstanding shares of common stock immediately after exercise.

If at the time a holder exercises its Warrants, a registration statement registering the issuance of the shares of common stock underlying the Warrants under the Securities Act is not then effective or available and an exemption from registration under the Securities Act is not available for the issuance of such shares, then in lieu of making the cash payment otherwise contemplated to be made to us upon such exercise in payment of the aggregate exercise price, the holder may elect instead to receive upon such exercise (either in whole or in part) the net number of shares of common stock determined according to a formula set forth in the Warrants.

On August 13, 2024, with an effective date of August 1, 2024 the Company entered into exchange agreements and convertible promissory notes with five note holders whose debt matured after July 31, 2024 totaling $2,040,143 inclusive of all unamortized OID, accrued interest and outstanding principal. Pursuant to the exchange agreements the Company issued new notes that extended the term of the original debt to August 1, 2027 and provide for a new conversion price of $0.80 with a mandatory conversion if the Company’s stock price is at $1.04 or above subject to there being at least 75,000 daily share trading volume over five consecutive days. The new note carries an interest rate of 12% per annum with all interest and principal due at maturity. The new notes are subordinated to the Company’s senior secured lenders. The conversion rights of the note holders are subject to the approval of the Company’s shareholders.

On August 13, 2024, with an effective date of August 1, 2024 the Company entered into securities purchase agreements along with three convertible promissory note holders whose debt had matured as of July 31, 2024 totaling $527,993 inclusive of all unamortized OID, accrued interest and outstanding principal. The parties entered into new convertible promissory notes with a maturity date of August 1, 2027. The notes are convertible at $0.80 with a mandatory conversion if the Company’s stock price is at $1.04 or above subject to there being at least 75,000 daily share trading volume over five consecutive days. The note carries an interest rate of 12% per annum with all interest and principal due at maturity. The notes are subordinated to the Company’s senior secured lenders. The conversion rights of the note holders are subject to the approval of the Company’s shareholders.

On August 13, 2024, with an effective date of August 1, 2024 the Company entered into securities purchase agreements along with two convertible promissory note holders whose debt had matured as of July 31, 2024 totaling $912,696 inclusive of all unamortized OID, accrued interest and outstanding principal. The parties entered into new convertible promissory notes with a maturity date of August 1, 2025. The notes are convertible at $0.53 with a mandatory conversion if the Company’s stock price is at $0.69 or above subject to there being at least 75,000 daily share trading volume over five consecutive days. The note carries an interest rate of 12% per annum with all interest and principal due at maturity. The notes are subordinated to the Company’s senior secured lenders. The conversion rights of the note holders are subject to the approval of the Company’s shareholders.

On August 13, 2024, with an effective date of August 1, 2024 the Company entered into an extension of the term of a note with a related party with the principal amount of $260,000 with a maturity of July 31, 2024 to be extended to September 30, 2024 under the same terms and conditions.

On August 13, 2024, with an effective date of August 1, 2024 the Company entered into an extension of the term of a note with a note holder with an original principal amount of $350,000 with an maturity of July 31, 2024 to be extended to October 31, 2024 under the same terms and conditions.

On October 1, 2024, we sold the assets and customer contracts of our Managed Service Provider (MSP) Division for approximately $2.02 million (less transaction expenses), plus the right to receive an Earnout Payment upon the retention of certain revenue thresholds. The Earnout will be earned if the purchaser achieves annualized recurring revenue (“ARR”) of more than $1,620,000.00 (the “Earnout Threshold”) during the 3-month measurement period beginning on April 1, 2025, and ending on June 30, 2025, then the Company shall be entitled to an earnout payment equal to (1) the amount by which ARR exceeds the Earnout Threshold multiplied by (2) $1.2463. The Earnout Payment is not to exceed $224,334.

14. SUBSEQUENT EVENTS

On January 1, 2024, the Company entered into an Asset Purchase Agreement  with Ally Commerce, Inc. dba FeatherPay ( “FeatherPay”). FeatherPay was engaged in the business of healthcare billing and payment processing.  As consideration for the acquired assets: (i) the Company paid to FeatherPay $500,000 in cash, and (ii) the Company agreed to issue to FeatherPay’s stockholders an aggregate of $4,800,000 worth of shares (the “Stock Consideration”) of Company’s Series A Preferred Stock, par value $0.0001 at $10.00 per share totaling 480,000 shares. The transactions contemplated by the Agreement were consummated concurrent with the execution of the Agreement, and the shares of the Company’s Series A Preferred Stock were issued to the Seller’s stockholders pursuant to the exemption from registration set forth in Section 4(a)(2) of the Securities Act of 1933, as amended.

In connection with the issuance of the Stock Consideration, and concurrent with the execution of the Agreement, the Company and FeatherPay’s stockholders entered into a Subscription Agreement, dated January 1, 2024 (the “Subscription Agreement”), whereby the Company will issue the Series A Preferred Stock to the FeatherPay’s’s stockholders. The Company’s Series A Preferred Stock have the rights, preferences, powers, privileges and restrictions, qualifications and limitations as set forth in the Company’s final prospectus and definitive proxy statement dated July 11, 2023. Pursuant to the Subscription Agreement, the Subscribers’ (as defined in the Subscription Agreement) ability to convert the Series A Preferred Stock into shares of the Company’s Common Stock, par value $0.0001, is limited to the extent that such conversion would not require approval of the Company’s stockholders in connection with the rules of the Nasdaq Stock Market. In the event that such conversion is limited by the Subscription Agreement, the Company shall seek shareholder approval of such conversions, and in no event more than 180 days following the date that such securities would have otherwise been convertible into share of the Company’s Common Stock.

On January 1, 2024, the Company entered into an Asset Purchase Agreement with Teamworx LLC (“Teamworx”). Teamworx was engaged in the business of healthcare billing and payment processing.  Pursuant to the Agreement, the Company purchased the assets of the Seller utilized in the Seller’s business. As consideration for the acquired assets: (i) the Company paid to Seller $125,000 in cash, and (ii) the Company agreed to issue to Seller $575,000 worth of shares of Company Series A Preferred Stock at $10.00 per share totaling 57,500 shares. The shares of Company Series A Preferred Stock will be issued to the Seller pursuant to the exemption from registration set forth in Section 4(a)(2) of the Securities Act of 1933, as amended.  The Seller agreed to cover their cash consideration into a Note Payable maturing on January 31, 2024 without any interest. On February 1, 2024 the Seller agreed to a new Note Payable with 12% annual interest maturing February 29, 2024. On February 28, 2024 the Seller agreed to extend the maturing date to March 31, 2024

In connection with the issuance of the Stock Consideration, and concurrent with the execution of the Agreement, the Company and Seller’s stockholders entered into a Subscription Agreement, dated January 1, 2024 (the “Subscription Agreement”), whereby the Company will issue the Series A Preferred Stock to the Seller’s stockholders. The Company’s Series A Preferred Stock have the rights, preferences, powers, privileges and restrictions, qualifications and limitations as set forth in the Company’s final prospectus and definitive proxy statement dated July 11, 2023. Pursuant to the Subscription Agreement, the Subscribers’ (as defined in the Subscription Agreement) ability to convert the Series A Preferred Stock into shares of the Company’s Common Stock, par value $0.0001, is limited to the extent that such conversion would not require approval of the Company’s stockholders in connection with the rules of the Nasdaq Stock Market. In the event that such conversion is limited by the Subscription Agreement, the Company shall seek shareholder approval of such conversions, and in no event more than 180 days following the date that such securities would have otherwise been convertible into share of the Company’s Common Stock.

On January 1, 2024, the Company entered into an Asset Purchase Agreement  with Verifi Dental, Limited (the “Seller”). The Seller was engaged in the business of healthcare billing and payment processing. As consideration for the acquired assets: (i) the Company paid to Seller $360,000 in cash, and (ii) the Company agreed to issue to Seller $840,000 worth of shares of Company Series A Preferred Stock at $10.00 per share totaling 84,000 shares. The shares of Company Series A Preferred Stock will be issued to the Seller pursuant to the exemption from registration set forth in Section 4(a)(2) of the Securities Act of 1933, as amended.

In connection with the issuance of the Stock Consideration, and concurrent with the execution of the Agreement, the Company and Seller’s stockholders entered into a Subscription Agreement, dated January 1, 2024 (the “Subscription Agreement”), whereby the Company will issue the Series A Preferred Stock to the Seller’s stockholders. The Company’s Series A Preferred Stock have the rights, preferences, powers, privileges and restrictions, qualifications and limitations as set forth in the Company’s final prospectus and definitive proxy statement dated July 11, 2023. Pursuant to the Subscription Agreement, the Subscribers’ (as defined in the Subscription Agreement) ability to convert the Series A Preferred Stock into shares of the Company’s Common Stock, par value $0.0001, is limited to the extent that such conversion would not require approval of the Company’s stockholders in connection with the rules of the Nasdaq Stock Market. In the event that such conversion is limited by the Subscription Agreement, the Company shall seek shareholder approval of such conversions, and in no event more than 180 days following the date that such securities would have otherwise been convertible into share of the Company’s Common Stock.

On February 1, 2024, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company issued the investor a convertible note in principal amount of $50,000 in exchange for $50,000. The maturity of the convertible note is February 1, 2025 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance. The convertible note is being sold and issued without registration under the Securities Act of 1933, as amended (the “Securities Act”), in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act as sales to an accredited investor, and in reliance on similar exemptions under applicable state laws.

On February 1, 2024, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company issued the investor a convertible note in principal amount of $5,000 in exchange for $5,000. The maturity of the convertible note is February 1, 2025 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance. The convertible note is being sold and issued without registration under the Securities Act of 1933, as amended (the “Securities Act”), in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act as sales to an accredited investor, and in reliance on similar exemptions under applicable state laws.

On February 9, 2024, the Company issued a convertible note entered into a securities purchase agreement with an investor with an effective date of December 29, 2023, pursuant to which the Company in principal amount of $473,743 in exchange for the conversion of a payable in the amount of $473,743. The maturity of the convertible note is June 1, 2024 and carries an interest rate of 12% per annum and is convertible into Company common stock at a conversion rate equal to 100% of the closing price of the Company’s common stock on December 29, 2023, provided such conversion right is subject to approval of the transaction by the Company’s shareholders.

On February 12, 2024, the Company entered into a Forbearance Agreement with its senior secured lender whereby the Company agreed to make $300,000 payment to cure certain defaults under the original Loan Agreement. In addition the Company agreed to increase the default rate of interest in the Loan Agreement, report certain financial and cash metrics on a weekly basis, budgetary updates as well as pay down of balance of 10% of all financing raised over $500,000, in exchange for interest only payments until July 2024 and waiver of all covenants.

As discussed in Note 4 – Stockholder’s Equity, on February 14, 2024, the Company provided termination notification Arena for the Purchase Agreement entered into by the parties on September 12, 2023 with an effective date of February 15, 2024. There were no penalties associated with the termination. The Company expensed the balance of the deferred financing fees it had capitalized associated with the transaction.

On February 26, 2024, The Company executed a securities purchase agreement (the “Purchase Agreement”) with certain institutional investors (the “Investors”). Pursuant to the terms and conditions of the Purchase Agreement, the Investors agreed to purchase from the Company unsecured convertible notes in the aggregate principal amount of up to $2,375,000. The Purchase Agreement contemplates funding of the investment across two tranches. At the first closing (the “Initial Closing”) an aggregate principal amount of $1,375,000 will be issued upon the satisfaction of certain customary closing conditions in exchange for aggregate gross proceeds of $1,250,000, representing an original issue discount of 10%. On such date (the “Initial Closing Date”), the Company will also issue the Investors 85,174 shares of Company common stock (the “Commitment Shares”). Subject to satisfying the conditions discussed below, the Company has the right under the Purchase Agreement, but not the obligation, to require that the Investors purchase additional Notes at one additional closing. Upon notice, the Company may require that the Investors purchase an additional aggregate principal amount of $1,100,000 of Notes, in exchange for aggregate gross proceeds of $1,000,000, if, among other items, (i) the Registration Statement (as described below) is effective; and (ii) the Shareholder Approval (as described below) has been obtained. The Notes will mature 12 months from their respective issuance date (the “Maturity Date”), unless earlier converted. Commencing on the six-month anniversary of the issue date, the Company will be required to make monthly amortization payments pursuant to the Note of approximately 1/6th of the principal amount of the Note per month (the “Amortization Payments”). The Notes will be the Company’s unsecured obligations and equal in right of payment with all of our other indebtedness and other indebtedness of any of our subsidiaries. The Notes were issued with an original issue discount of 10.0% per annum, and will not accrue additional interest during the term; provided that the interest rate of the Notes will automatically increase to 16% per annum (the “Default Rate”) upon the occurrence and continuance of an event of default. Each holder of Notes may convert all, or any part, of the outstanding Notes, at any time at such holder’s option, into shares of the Company’s common stock at an initial “Conversion Price” of $1.848 per share, which is subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions. With limited exceptions, if the Company at any time while a Note is outstanding, issues any common stock or securities entitling any person or entity to acquire shares of common stock (upon conversion, exercise or otherwise), at an effective price per share less than the Conversion Price then the Conversion Price shall be reduced to the same price as the new investment.  A holder shall not have the right to convert any portion of a Note to the extent that, after giving effect to such conversion, the holder (together with certain related parties) would beneficially own in excess of 4.99%, or the “Maximum Percentage”, of shares of the Company’s common stock outstanding immediately after giving effect to such conversion. If the Company fails to make any Amortization Payments when due, then each holder may alternatively elect to convert all or any portion of such holder’s Notes at a conversion price equal to the lesser of (i) the Conversion Price, and (ii) 90% of the lowest VWAP of the common stock during the five (5) consecutive trading days immediately prior to such conversion. The Company received a waiver for untimely filing of its regulatory reporting requirements from the lender.

On March 29, 2024the Company’s Board of Directors upon the recommendation of the Compensation Committee of the Board, approved the amendment of the Company’s 2023 Stock Plan (the “Plan”), subject to approval by the Company’s stockholders at its 2024 Annual Meeting of Stockholders (the “Annual Meeting”), to increase the aggregate number of shares of Company common stock that may be issued pursuant to Awards (as defined in the Plan) by 11,000,000 shares (the “Plan Amendment”).

On March 29, 2024, the Compensation Committee approved a management incentive plan pursuant to which it agreed to issue ten-year options with an immediate vest to purchase shares of Company common stock at an exercise price of $3.10 per share, subject to the approval of the Plan Amendment at the Annual Meeting, to the following officers, among other employees, (i) Robert McDermott, Chief Executive Officer and President – options to purchase 1,817,742 shares of Company common stock; (ii) Archit Shah, Chief Financial Officer – options to purchase 482,259 shares of Company common stock; (iii) David Fidanza, Chief Information Officer – options to purchase 352,420 shares of Company common stock; (iv) Muralidar Chakravarthi, Chief Technology Officer – options to purchase 352,420 shares of Company common stock; (v) Jeffrey Stellinga, Vice President – options to purchase 352,420 shares of Company common stock.

On April 2, 2024 the Company entered into a promissory note in the principal amount of $200,000 with an existing investor. The maturity of the promissory note is June 30, 2024 and carries an interest rate of 12% per annum. The note is subordinate to the Company’s senior lenders.

On April 8, 2024 with an effective date of January 1, 2024, the Company entered into a securities purchase agreement with a related party pursuant to which the Company issued the related party a convertible note in the principal amount of $200,000 in exchange for $200,000. The maturity of the convertible note is April 30, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance. In conjunction with the April 8, 2024 Note, we issued the investor a five-year warrant to purchase 30,000 shares of our common stock with an exercise price of $1.50.

On April 8, 2024 with an effective date of January 1, 2024, the Company entered into a securities purchase agreement with a related party pursuant to which the Company issued the related party a promissory note in the principal amount of $260,000 in exchange for $260,000. The maturity of the promissory note is April 30, 2024 and carries an interest rate of 20% per annum. In conjunction with the April 8, 2024 Note, we issued the investor a five-year warrant to purchase 39,000 shares of our common stock with an exercise price of $1.50.